Note 7 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31,
2017	$303
2018	82
Total minimum lease payments	$385